LIBERTY
                                   HIGH YIELD
                                 MUNICIPAL FUND

                                Semiannual Report
                                December 31, 2002


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


                                     LIBERTY
                                   HIGH YIELD
                                 MUNICIPAL FUND

                                Semiannual Report
                                December 31, 2002


[Photo of woman smiling]


                      ELIMINATE CLUTTER IN TWO EASY STEPS.
                        POINT. CLICK. LIBERTY EDELIVERY.



              To sign up for eDelivery, go to www.icsdelivery.com.

 PRESIDENT'S MESSAGE

[photo of Keith T. Banks]

Dear Shareholder:
The second half of 2002 brought mixed results for most segments of the US bond market. High-yield bonds underperformed other bond sectors during the first three months of the period as questions about the economy's ability to fully recover from recession continued to surface. It was an especially challenging environment for high-yield municipal bonds, as tax cuts and sluggish economic growth resulted in declining revenues for states and municipalities. The Federal Reserve signaled its concern about the economic recovery by cutting the federal funds rate one-half of one percent in order to spur economic activity. A stronger economy in the year ahead could help the high-yield sector.

Because volatility across the financial markets is likely to continue, we believe it is important for shareholders to adhere to their long-term strategies and talk to their financial advisors before making major changes to their portfolios.

The following report will provide you with more detailed information about fund performance and the strategies used by the fund's manager. As always, we thank you for investing in Liberty funds and for giving us the opportunity to help you build a strong financial future.

Sincerely,

/s/ Keith T. Banks

Keith T. Banks
President



NET ASSET VALUE PER SHARE as of 12/31/02 ($)
         Class A                          11.11
         Class B                          11.11
         Class C                          11.11
         Class Z                          11.11

DISTRIBUTIONS DECLARED PER SHARE 7/1/02 - 12/31/02 ($)
         Class A                          0.41
         Class B                          0.35
         Class C                          0.36
         Class Z                          0.43



             o NOT FDIC INSURED o MAY LOSE VALUE o NO BANK GUARANTEE


Economic and market conditions change frequently. There is no assurance that the trends described in this report will continue or commence.

 PERFORMANCE INFORMATION

Value of a $10,000 investment
12/31/92 - 12/31/02

PERFORMANCE OF A $10,000 INVESTMENT
12/31/92 - 12/31/02 ($)

                 without       with
                  sales       sales
                  charge      charge
--------------------------------------
 Class A          17,605      16,773
--------------------------------------
 Class B          17,540      17,540
--------------------------------------
 Class C          17,552      17,552
--------------------------------------
 Class Z          17,726        n/a
--------------------------------------




[mountain chart data]:


                           Class A shares                Class A shares               Lehman Bros.
                     without sales charge             with sales charge       Municipal Bond Index

12/1992                           $10,000                       $ 9,525                    $10,000
                                   10,111                         9,638                     10,116
                                   10,509                        10,022                     10,482
                                   10,356                         9,851                     10,371
                                   10,457                         9,973                     10,476
                                   10,508                        10,021                     10,535
                                   10,612                        10,120                     10,710
                                   10,609                        10,117                     10,724
                                   10,813                        10,330                     10,947
                                   10,939                        10,440                     11,072
                                   10,963                        10,402                     11,093
                                   10,905                        10,399                     10,996
                                   11,066                        10,553                     11,228
                                   11,174                        10,648                     11,356
                                   10,943                        10,291                     11,062
                                   10,500                        10,013                     10,611
                                   10,571                        10,062                     10,702
                                   10,709                        10,267                     10,795
                                   10,713                        10,215                     10,729
                                   10,843                        10,330                     10,925
                                   10,886                        10,390                     10,963
                                   10,763                        10,263                     10,802
                                   10,609                         9,994                     10,610
                                   10,416                        10,027                     10,418
                                   10,621                        10,128                     10,647
                                   11,006                        10,514                     10,952
                                   11,268                        10,774                     11,270
                                   11,365                        10,839                     11,400
                                   11,381                        10,834                     11,414
                                   11,726                        11,261                     11,778
                                   11,630                        11,091                     11,675
                                   11,741                        11,196                     11,786
                                   11,862                        11,342                     11,936
                                   11,928                        11,386                     12,011
                                   12,123                        11,601                     12,185
                                   12,348                        11,797                     12,387
                                   12,502                        11,914                     12,506
                                   12,587                        11,995                     12,601
                                   12,484                        11,948                     12,516
                                   12,343                        11,782                     12,356
                                   12,306                        11,675                     12,321
                                   12,325                        11,755                     12,316
                                   12,428                        11,823                     12,450
                                   12,490                        12,007                     12,562
                                   12,520                        11,941                     12,560
                                   12,692                        12,137                     12,736
                                   12,833                        12,239                     12,880
                                   13,038                        12,436                     13,115
                                   13,063                        12,426                     13,060
                                   13,095                        12,489                     13,085
                                   13,200                        12,589                     13,205
                                   13,084                        12,479                     13,030
                                   13,182                        12,583                     13,139
                                   13,386                        12,767                     13,338
                                   13,532                        12,928                     13,480
                                   13,853                        13,157                     13,854
                                   13,791                        13,153                     13,723
                                   13,927                        13,305                     13,887
                                   14,016                        13,368                     13,976
                                   14,114                        13,472                     14,058
                                   14,311                        13,670                     14,263
                                   14,448                        13,755                     14,410
                                   14,471                        13,766                     14,415
                                   14,477                        13,817                     14,428
                                   14,445                        13,787                     14,363
                                   14,633                        13,942                     14,590
                                   14,661                        13,992                     14,646
                                   14,702                        14,020                     14,683
                                   14,880                        14,178                     14,911
                                   14,993                        14,356                     15,097
                                   14,972                        14,253                     15,097
                                   15,024                        14,338                     15,150
                                   15,066                        14,367                     15,188
                                   15,196                        14,453                     15,368
                                   15,156                        14,416                     15,301
                                   15,200                        14,482                     15,322
                                   15,255                        14,547                     15,361
                                   15,285                        14,528                     15,271
                                   15,128                        14,426                     15,052
                                   15,172                        14,457                     15,106
                                   15,022                        14,291                     14,985
                                   14,999                        14,281                     14,991
                                   14,795                        14,112                     14,829
                                   14,891                        14,180                     14,986
                                   14,742                        14,075                     14,874
                                   14,624                        13,950                     14,808
                                   14,743                        14,064                     14,980
                                   14,942                        14,252                     15,307
                                   14,915                        14,214                     15,216
                                   14,836                        14,217                     15,137
                                   15,099                        14,403                     15,538
                                   15,274                        14,567                     15,754
                                   15,477                        14,762                     15,997
                                   15,423                        14,697                     15,914
                                   15,511                        14,781                     16,087
                                   15,549                        14,831                     16,210
                                   15,766                        15,067                     16,610
                                   15,852                        15,093                     16,774
                                   15,863                        15,158                     16,828
                                   15,968                        15,231                     16,979
                                   15,804                        15,101                     16,796
                                   15,952                        15,257                     16,978
                                   16,088                        15,344                     17,091
                                   16,368                        15,666                     17,344
                                   16,795                        16,012                     17,630
                                   16,610                        15,882                     17,570
                                   16,776                        16,041                     17,780
                                   16,679                        15,906                     17,630
                                   16,566                        15,798                     17,463
                                   16,748                        15,972                     17,765
                                   16,917                        16,103                     17,978
                                   16,661                        15,903                     17,626
                                   16,978                        16,191                     17,969
                                   17,037                        16,248                     18,079
                                   17,203                        16,391                     18,271
                                   17,339                        16,535                     18,506
                                   17,476                        16,666                     18,728
                                   17,675                        16,841                     19,138
                                   17,332                        16,529                     18,821
                                   17,410                        16,589                     18,742
12/2002                            17,605                        16,773                     19,139


MUTUAL FUND PERFORMANCE CHANGES OVER TIME. PLEASE VISIT LIBERTYFUNDS.COM FOR DAILY PERFORMANCE UPDATES.

Past performance is no guarantee of future investment results. The principal value and investment returns will fluctuate, resulting in a gain or loss on sale. The above illustration assumes a $10,000 investment made on December 31, 1992 and reinvestment of income and capital gains distributions. The Lehman Brothers Municipal Bond Index is an unmanaged index considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year, issued on or after January 1, 1991, with deal size greater than $50 million and a maturity size of at least $5 million, and having a fixed rate coupon. Unlike the fund, indexes are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.


Average annual total return as of 12/31/02 (%)
Share class                       A                           B                           C                     Z
Inception                     07/31/00                    07/15/02                    07/15/02              03/05/84
-------------------------------------------------------------------------------------------------------------------
                        without        with         without        with         without         with         without
                         sales         sales         sales         sales         sales          sales         sales
                        charge        charge        charge        charge        charge         charge        charge
-------------------------------------------------------------------------------------------------------------------
6-month
(cumulative)              2.37         -2.48          1.37         -2.94          1.44           1.08          2.49
-------------------------------------------------------------------------------------------------------------------
1-year                    6.31          1.22          5.92          0.93          5.99           4.99          6.85
-------------------------------------------------------------------------------------------------------------------
5-year                    4.24          3.23          4.16          3.85          4.18           4.18          4.38
-------------------------------------------------------------------------------------------------------------------
10-year                   5.82          5.31          5.78          5.78          5.79           5.79          5.89
-------------------------------------------------------------------------------------------------------------------



Past performance is no guarantee of future investment results. The principal value and investment returns will fluctuate, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. The "with sales charge" returns include the maximum 4.75% charge for class A shares, the appropriate class B contingent deferred sales charge (CDSC) for the holding period after purchase as follows: through first year-5%, second year-4%, third year-3%, fourth year-3%, fifth year-2%, sixth year-1%, thereafter-0%, and the class C sales charge of 1% which also carry a CDSC of 1.00% that is applied to shares sold within the first year after they are purchased. After holding shares for one year, you may sell them at any time without paying a CDSC. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

Performance results reflect any voluntary waivers or reimbursement of fund expenses by the advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

Class A share (newer class shares) performance information includes returns of the fund's class Z shares (the oldest existing fund class) for periods prior to the inception of the newer class shares. Classes B and C share (newer class shares) performance information includes returns of the Fund's class A shares for periods prior to the inception of the newer class shares. These class A and Z share returns are not restated to reflect any expense differential (e.g., rule 12b-1 fees) between class A and class Z shares and the newer class shares. Had the expense differential been reflected, the returns for the periods prior to the inception of classes A, B and C shares would have been lower.

SEC YIELDS AS OF 12/31/02 (%)
CLASS A             5.52
CLASS B             5.05
CLASS C             5.20
CLASS Z             6.00

The 30-day SEC yields reflect the portfolio's earning power net of expenses, expressed as an annualized percentage of the public Offering price at the end of the period.

MATURITY BREAKDOWN AS OF 12/31/02 (%)

[bar chart data]:

1 - 3 years              1.6
3 - 5 years              3.5
5 - 7 years              5.1
7 - 10 years             6.7
10 - 15 years           17.9
15 - 20 years           20.5
20 - 25 years           22.3
25 years and over       22.4

Maturity breakdowns are calculated as a percentage of net assets.

Maturity breakdown is based on each security's effective maturity, which reflects pre-refundings, mandatory puts and other conditions that affect a bond's maturity.

Because the fund is actively managed, there can be no guarantee the fund will continue to maintain these quality and maturity breakdowns in the future.



 PORTFOLIO MANAGER'S REPORT

For the six-month period ended December 31, 2002, Liberty High Yield Municipal Fund class A shares delivered a total return of 2.37% without sales charge. This return trailed that of the fund's benchmark, the Lehman Brothers Municipal Bond Index, which was 4.75% for the same period. However, the fund outperformed the average return of its peer group, the Lipper Current High Yield Municipal Debt Fund Category, which was 2.03%.

Questions about the strength of the economic recovery created uncertainty regarding the revenues of some high-yield issuers. As a result, investors demanded to be paid higher yields on these issues. When the bond market rallied, high-yield bonds lagged the higher-quality segments of the market. The fund lagged its benchmark because the portfolio's high-yield bonds underperformed the higher-quality segment of the market that the index measures. Airline bonds in particular were poor performers.

SHORT-TERM RATES FALL,
INVERSE FLOATERS PROVIDE LIFT
Although returns on municipals were not on par with Treasuries, the bond market was strong overall throughout the period. Interest rates again trended downward and bond prices rose as the Federal Reserve tried to jump-start an anemic economy. Inverse floating rate bonds, which adjust their coupon rates higher as short-term interest rates decline, served as the focus of our strategy and were solid performers. We also benefited when American Maize Products (1.7% of net assets) was acquired by higher-rated Cargill.1 We experienced credit-quality upgrades as some issuers refunded their bonds.

Our investment in American Airlines (0.1% of net assets) hurt the performance of the fund. American's bonds fell in the face of weak earnings and the declining outlook for the airline industry. (Private corporations can issue municipal bonds to finance projects with a public purpose.)

EMPHASIS ON INTERMEDIATES, USER FEES
We maintained our overweight position in bonds with intermediate maturities during the period. These bonds, with maturities typically ranging from about seven to 20 years, offer much of the income of longer-term bonds but tend to have less volatility. They also benefit from the so-called "roll down" effect, which boosts prices of bonds as they move closer to maturity.

--------------
1 Holdings are disclosed as of December 31, 2002 and are subject to change.

In addition, we are favoring bonds issued for essential services projects, such as water and sewer, where user fees bring in revenues to support future interest payments. We believe this is an effective way to manage credit risk and will be particularly important in light of the difficult state budget pictures across the country. With so many states in financial crisis as a result of struggling economies and shrinking tax receipts, cutbacks are expected to be widespread. Revenue bonds, however, reduce our reliance on bonds that depend on tax revenues.

OUTLOOK
We plan to continue to emphasize bonds with intermediate maturities, which offer favorable risk/reward characteristics, and bonds with stable revenue streams. Our expectation is that these areas will fare the best if the US economy shows only gradual improvement in the period ahead. We think this is likely given that consumers, who have so far supported the economy with purchasing power fueled by low interest rates and mortgage refinancings, may have already begun pulling back. Corporate spending would have to kick in if we are going to see a meaningful recovery. If businesses don't sense that a return to profitability is on the horizon, spending--and the recovery--will more likely be muted.

/s/ Maureen G. Newman

Maureen G. Newman, portfolio manager of Liberty High-Yield Municipal Fund, is a senior vice president of Colonial Management Associates, Inc., an affiliate of Columbia Management Group. Ms. Newman received her BA in economics from Boston College and her MBA from Babson College. She is a Chartered Financial Analyst, a member of the Boston Security Analysts Society and former chairman of the National Federation of Municipal Analysts.




Tax-exempt investing offers current tax-free income, but it also involves certain risks. Investing in high-yield bonds involves greater credit than investing in higher-quality bonds. The value of the fund will be affected by interest rate changes and the creditworthiness of issues held in the fund. The municipal bond management team seeks to identify opportunities and attempts to react quickly to market changes.


 QUALITY BREAKDOWN AS OF 12/31/02 (%)

[bar chart data]:

AAA                       14.6
AA                         2.6
A                         10.2
BBB                       18.0
BB                         6.6
CCC                        0.6
CC                         0.1
Non-rated                 47.3


Quality breakdown is calculated as a percentage of net assets. Ratings shown in the quality breakdown represent the lowest rating assigned to a particular bond by one of the following respected rating agencies: Standard & Poor's, Moody's or Fitch. Because the fund is actively managed, there can be no guarantee the fund will continue to maintain this breakdown in the future.

 INVESTMENT PORTFOLIO

December 31, 2002 (Unaudited)


MUNICIPAL BONDS - 96.6%               PAR         VALUE
-------------------------------------------------------
EDUCATION - 4.5%
EDUCATION - 2.1%
CA California Statewide
   Communities Development
   Authority, Crossroads
   School, Series 1998,
   6.000% 08/01/28             $1,030,000   $ 1,069,933
   San Francisco Art Institute,
   Series 2002,
   7.375% 04/01/32               750,000        759,307
IL State Development Finance
   Authority, Latin School of
   Chicago, Series 1998,
   5.650% 08/01/28             1,725,000      1,682,548
IL University of Illinois,
   Certificate of Participation,
   Utilities Infrastructure
   Projects, Series 2001 A,
   5.500% 08/15/16             1,425,000      1,579,513
MA State Development Finance
   Agency, Western New
   England College, Series 2002,
   6.125% 12/01/32               300,000        300,762
WV State University,
   Series 2000 A,
   (a) 04/01/19                1,250,000        564,713
   (a) 04/01/25                2,750,000        851,318
                                            -----------
                                              6,808,094
                                            -----------
STUDENT LOAN - 2.4%
OH Student Loan Funding
   Corporation, Series 1992 B,
   6.750% 01/01/07             1,075,000      1,076,763
NE Nebhelp, Inc.,
   Series 1993 A-6,
   6.450% 06/01/18             4,000,000      4,553,040
NM State Educational Assistance
   Foundation, Series 1996 A-2,
   6.650% 11/01/25             1,955,000      1,955,000
TX Brazos Higher Educational
   Facilities Authority,
   Series 1993 C-2,
   5.875% 06/01/04               390,000        391,240
                                            -----------
                                              7,976,043
                                            -----------

-------------------------------------------------------
HEALTHCARE - 25.1%
CONGREGATE CARE RETIREMENT - 7.3%
CA Statewide Community
   Development Authority,
   Eskaton Village - Grass
   Valley, Series 2000,
   8.250% 11/15/31             1,750,000      1,870,995




                                     PAR         VALUE
-------------------------------------------------------
CA La Verne, Brethren Hillcrest
   Homes, Series 2003 B,
   6.625% 02/15/25             $ 685,000     $  680,219
FL Capital Projects Finance
   Authority, Glenridge on
   Palmer Ranch, Series 2002 A,
   8.000% 06/01/32             1,250,000      1,201,687
FL Orange County Health
   Facilities Authority, Orlando
   Lutheran Towers, Inc.,
   Series 1996,
   8.625% 07/01/20             1,500,000      1,603,365
IL State Health Facilities
   Authority, Lutheran Senior
   Ministries, Series 2001,
   7.375% 08/15/31               550,000        558,476
KY State Economic Development
   Finance Authority, Christian
   Church Homes, Series 1998,
   5.500% 11/15/30               115,000        104,798
MA Boston Industrial
   Development Financing
   Authority, Springhouse, Inc.,
   5.875% 07/01/20               500,000        438,400
MA State Development
   Finance Agency, Loomis
   Community Project:
   Series 1999 A,
   5.625% 07/01/15               650,000        609,225
   Series 2002 A,
   6.900% 03/01/32               220,000        221,808
MO State Health & Educational
   Facilities Authority, Lutheran
   Senior Services,
   Series 1997,
   5.750% 02/01/17             2,000,000      2,041,700
NH State Higher Educational &
   Health Facilities Authority,
   Rivermead at Peterborough,
   Series 1998:
   5.625% 07/01/18               500,000        455,065
   5.750% 07/01/28             1,665,000      1,463,235
NJ State Economic
   Development Authority:
   Seabrook Village, Inc.,
   Series 2000 A,
   8.250% 11/15/30             1,125,000      1,210,354
   Winchester Gardens,
   Series 1996 A,
   8.625% 11/01/25             2,000,000      2,117,700
PA State Authority for Industrial
   Development, Baptist Home
   of Philadelphia, Series 1998,
   5.500% 11/15/18               530,000        460,533




See notes to investment portfolio.

December 31, 2002 (Unaudited)



MUNICIPAL BONDS (CONTINUED)           PAR         VALUE
-------------------------------------------------------
HEALTHCARE (CONTINUED)
CONGREGATE CARE RETIREMENT (CONTINUED)
PA Chartiers Valley Industrial &
   Commercial Development
   Authority, Asbury Health
   Center, Series 1999,
   6.375% 12/01/24             $ 750,000    $   710,392
PA Lancaster Industrial
   Development Authority,
   Garden Spot Village,
   Series 2000 A,
   7.625% 05/01/31               825,000        858,611
TN Metropolitan Government,
   Nashville and Davidson County,
   Blakeford at Green Hills,
   Series 1998,
   5.650% 07/01/24             1,825,000      1,605,708
TX Abilene Health Facilities
   Development Corp., Sears
   Methodist Retirement
   Obligation Group,
   Series 1998 A,
   5.900% 11/15/25             1,850,000      1,651,476
WI State Health & Educational
   Facilities Authority:
   Attic Angel Obligated
   Group, Series 1998,
   5.750% 11/15/27             2,125,000      1,824,185
   Clement Manor, Series 1998,
   5.750% 08/15/24             2,200,000      1,907,884
   Lutheran Program for the
   Aging, Series 1998,
   5.700% 03/01/28               750,000        645,278
                                            -----------
                                             24,241,094
                                            -----------
HEALTH SERVICES - 0.7%
IL State Health Facilities
   Authority, Midwest Physicians
   Group, Ltd., Series 1998,
   5.500% 11/15/19                90,000         69,935
MA State Development Finance
   Agency, Boston Biomedical
   Research Institute, Series 1999:
   5.650% 02/01/19               370,000        349,450
   5.750% 02/01/29               550,000        510,147
MA State Health & Educational
   Facilities Authority, Civic
   Investments, Inc.,
   Series 2002 A,
   9.000% 12/15/15             1,250,000      1,347,787
                                            -----------
                                              2,277,319
                                            -----------



                                     PAR         VALUE
-------------------------------------------------------
HOSPITAL - 9.5%
AZ Health Facilities Authority,
   Phoenix Memorial Hospital,
   Series 1991,
   8.125% 06/01/12 (b)        $2,167,774    $   606,977
CA Wittier, Presbyterian
   Intercommunity Hospital,
   Series 2002,
   5.750% 06/01/31             1,000,000      1,010,790
CO La Junta, Arkansas Valley
   Regional Medical Center,
   Series 1999,
   6.100% 04/01/24               900,000        878,148
CO State Health Care
   Facilities Authority:
   National Jewish Medical &
   Research Center,
   Series 1998,
   5.375% 01/01/23             1,080,000      1,021,810
   Parkview Medical Center, Inc.,
   Series 2001,
   6.600% 09/01/25               300,000        330,477
FL Orange County Health
   Facilities Authority, Orlando
   Regional Healthcare System:
   Series 1999 E,
   6.000% 10/01/26               875,000        901,302
   Series 2002,
   5.750% 12/01/32               350,000        354,732
FL West Orange Healthcare
   District, Series 2001 A,
   5.650% 02/01/22             1,450,000      1,455,843
GA Forsyth County Hospital
   Authority, Baptist Hospital
   Worth County, Series 1998,
   6.000% 10/01/08               880,000        974,160
IL Southwestern Illinois
   Development Authority,
   Anderson Hospital,
   Series 1999:
   5.500% 08/15/20               500,000        478,285
   5.625% 08/15/29               250,000        232,893
IL State Health Facilities
   Authority, Thorek Hospital &
   Medical Center, Series 1998,
   5.375% 08/15/28               500,000        437,580
MA State Health & Educational
   Facilities Authority, Milford-
   Whitinsville Hospital,
   Series 2002 D,
   6.350% 07/15/32               500,000        507,190



See notes to investment portfolio.

December 31, 2002 (Unaudited)



MUNICIPAL BONDS (CONTINUED)           PAR         VALUE
-------------------------------------------------------
HEALTHCARE (CONTINUED)
HOSPITAL (CONTINUED)
MI Dickinson County,
   Series 1999,
   5.800% 11/01/24            $1,000,000     $  950,680
MI Flint Hospital Building
   Authority, Hurley
   Medical Center:
   Series 1998 A,
   5.375% 07/01/20               465,000        412,483
   Series 1998 B,
   5.375% 07/01/28             1,250,000      1,061,075
MN St. Paul Housing &
   Redevelopment Authority,
   HealthEast Project,
   Series 1993 B,
   6.625% 11/01/17               250,000        214,193
MN Washington Housing &
   Redevelopment Authority,
   HealthEast Project,
   Series 1998,
   5.250% 11/15/12             1,250,000      1,012,400
MS Mississippi Business Finance
   Corporation, Rush Medical
   Foundation, Inc., Series 1998,
   5.625% 07/01/23               725,000        621,477
NC State Medical Care
   Commission, Stanly Memorial
   Hospital, Series 1999,
   6.375% 10/01/29             1,000,000      1,074,320
NH State Higher Educational &
   Health Facilities Authority,
   Littleton Hospital Assoc., Inc.:
   Series 1998 A:
   5.900% 05/01/18               500,000        415,000
   6.000% 05/01/28             1,000,000        796,160
   Series 1998 B,
   5.900% 05/01/28               675,000        530,030
   Catholic Medical Center,
   Series 2002 A,
   6.125% 07/01/32               400,000        394,360
NY New York City Industrial
   Development Agency, Staten
   Island University Hospital,
   Series 2001 B,
   6.375% 07/01/31             1,250,000      1,260,175
OH Belmont County Health
   Systems Revenue, Ohio Valley
   Medical Center, Inc.,
   Series 1998,
   5.700% 01/01/13             1,500,000      1,288,890



                                      PAR         VALUE
-------------------------------------------------------
OH Highland County Joint
   Township Hospital District,
   Series 1999,
   6.750% 12/01/29            $1,925,000    $ 1,808,961
OH Miami County, Upper Valley
   Medical Center, Inc.:
   Series 1996 A,
   6.250% 05/15/16               500,000        518,255
   Series 1996 C,
   6.250% 05/15/13               285,000        299,464
   Series 1996 D,
   6.375% 05/15/26             1,015,000      1,031,707
OH Sandusky County, Memorial
   Hospital, Series 1998,
   5.150% 01/01/10               250,000        246,540
PA Allegheny County Hospital
   Development Authority, Ohio
   Valley General Hospital,
   Series 1997,
   5.450% 01/01/28             1,550,000      1,397,449
PA Pottsville Hospital Authority,
   Pottsville Hospital & Warne
   Clinic, Series 1998,
   5.625% 07/01/24             1,000,000        860,790
TX Lufkin Health Facilities
   Development Corp., Memorial
   Health Systems of East Texas,
   Series 1998,
   5.700% 02/15/28               750,000        598,950
TX Richardson Hospital
   Authority, Baylor Richardson
   Medical Center, Series 1998,
   5.625% 12/01/28             1,000,000      1,000,260
TX Tyler Health Facilities
   Development Corp., Mother
   Frances Hospital:
   Series 1997 A,
   5.625% 07/01/13             1,785,000      1,785,357
   Series 2001,
   6.000% 07/01/31               750,000        751,073
WA State Health Care Facilities
   Authority, Kadlec Medical
   Center, Series 2001,
   5.875% 12/01/21               600,000        642,852
WI State Health & Educational
   Facilities Authority, Wheaton
   Franciscan Services,
   Series 2002,
   5.750% 08/15/30             1,050,000      1,059,334
WV State Hospital Finance
   Authority, Charleston Medical
   Center, Series 2000 A,
   6.750% 09/01/30               225,000        244,600
                                            -----------
                                             31,467,022
                                            -----------




See notes to investment portfolio.

December 31, 2002 (Unaudited)


MUNICIPAL BONDS (CONTINUED)           PAR         VALUE
-------------------------------------------------------
HEALTHCARE (CONTINUED)
INTERMEDIATE CARE FACILITIES - 1.7%
IL State Development Finance
   Authority, Hoosier Care, Inc.,
   Series 1999 A,
   7.125% 06/01/34            $1,485,000    $ 1,264,151
IN State Health Facilities Financing
   Authority, Hoosier Care, Inc.,
   Series 1999 A,
   7.125% 06/01/34             1,220,000      1,038,562
LA State Public Facilities
   Authority, Progressive Healthcare
   Providers, Inc., Series 1998,
   6.375% 10/01/28             2,000,000      1,508,460
PA State Economic Development
   Financing Authority,
   Northwestern Human
   Services, Series 1998 A,
   5.250% 06/01/14             2,150,000      1,869,812
                                            -----------
                                              5,680,985
                                            -----------
NURSING HOME - 5.9%
AK Juneau, St. Ann's Care Center,
   Series 1999,
   6.875% 12/01/25             1,750,000      1,746,850
CO State Health Facilities
   Authority, Volunteers of America
   Care Facilities, Inc.:
   Series 1998 A,
   5.750% 07/01/20               700,000        606,326
   Series 1999 A:
   5.750% 07/01/10               990,000        949,707
   6.000% 07/01/29               520,000        442,094
DE State Economic Development
   Authority, Churchman's Village
   Project, Series 1991,
   10.000% 03/01/21              695,000        755,945
DE Sussex County, State
   Healthcare Facility Project,
   Series 1999,
   7.600% 01/01/24               970,000        850,312
IA State Finance Authority,
   Care Initiatives:
   Series 1996,
   9.250% 07/01/25               500,000        591,715
   Series 1998 B:
   5.500% 07/01/08               565,000        553,378
   5.750% 07/01/18               600,000        550,578
   5.750% 07/01/28             1,475,000      1,294,637




                                     PAR         VALUE
-------------------------------------------------------
IN State Health Facilities
   Financing Authority, Metro
   Health Indiana, Inc., Series 1998,
   6.400% 12/01/33 (b)        $2,500,000     $  431,250
MA State Development Finance
   Agency, Alliance Health Care
   Facilities, Series 1999 A,
   7.100% 07/01/32             2,250,000      2,254,275
MA State Industrial Finance
   Agency, GF/Mass. Inc.,
   Series 1994,
   8.300% 07/01/23               910,000        928,273
MI Cheboygan
   Metro Health Foundation, Inc.,
   Series 1993,
   11.000% 11/01/22 (b)          600,000        204,000
MN Carlton, Inter-Faith Social
   Services, Inc., Series 2000:
   7.500% 04/01/19               250,000        257,563
   7.750% 04/01/29             1,000,000      1,039,440
MN New Hope, North Ridge Care
   Center, Inc., Series 1999,
   5.875% 03/01/29               300,000        277,203
MN Sartell, Foundation for
   Healthcare, Series 1999 A,
   6.625% 09/01/29             3,000,000      2,785,560
NJ State Economic Development
   Authority, Voorhees Geriatric/
   Medical Services, Series 1990 A,
   10.500% 05/01/04               30,000         30,221
PA Chester County Industrial
   Development Authority,
   RHA/PA Nursing Home,
   Series 2002,
   8.500% 05/01/32               400,000        375,252
PA Delaware County Authority,
   Main Line & Haverford
   Nursing, Series 1992,
   9.000% 08/01/22                50,000         30,000
PA Lackawanna County Industry
   Development Authority,
   Greenridge Nursing Center
   Project, Series 1990,
   10.500% 12/01/10              145,000        147,461
PA Luzerne County Industrial
   Development Authority,
   Millville Nursing Center
   Project, Series 1990,
   10.500% 12/01/12              185,000        186,691
PA Montgomery County Industrial
   Development Authority, Senior
   Care Foundation, Series 1993,
   8.250% 05/01/23               575,000        598,937




See notes to investment portfolio.

December 31, 2002 (Unaudited)



MUNICIPAL BONDS (CONTINUED)           PAR         VALUE
-------------------------------------------------------
HEALTHCARE (CONTINUED)
NURSING HOME (CONTINUED)
TX Kirbyville Health Facilities
   Development Corp.,
   Heartway III:
   Series 1997 A,
   10.000% 03/20/18            $ 540,473      $ 502,639
   Series 1997 B,
   6.000% 03/20/04 (h)           100,000          5,000
WA Kitsap County Consolidated
   Housing Authority, Martha and
   Mary Health Services,
   Series 1996,
   7.100% 02/20/36             1,000,000      1,189,320
                                            -----------
                                             19,584,627
                                            -----------

-------------------------------------------------------
HOUSING - 10.6%
ASSISTED LIVING/SENIOR - 4.5%
CA Abag Finance Authority for
   Nonprofit Corps., Eskaton Gold
   River Lodge, Series 1998:
   6.375% 11/15/15               710,000        648,557
   6.375% 11/15/28               550,000        465,174
DE Kent County, Heritage at
   Dover, Series 1999,
   7.625% 01/01/30             2,475,000      2,143,523
GA Columbus Housing Authority,
   The Gardens at Calvary,
   Series 1999,
   7.000% 11/15/29             2,000,000      1,622,620
IL State Development Finance
   Authority, Care Institute, Inc.,
   Series 1995,
   8.250% 06/01/25             1,945,000      1,935,936
MN Roseville Elderly Care Facility,
   Care Institute, Inc. Project,
   Series 1993,
   7.750% 11/01/23 (i)         1,270,000        868,223
NC State Medical Care Commission,
   DePaul Community Facilities
   Project, Series 1999,
   7.625% 11/01/29             1,990,000      2,021,064
NY Glen Cove Housing Authority,
   The Mayfair at Glen Cove LLC,
   Series 1996,
   8.250% 10/01/26             1,965,000      2,030,258
NY Huntington Housing Authority,
   Gurwin Jewish Senior Center,
   Series 1999:
   5.875% 05/01/19             1,900,000      1,673,862
   6.000% 05/01/29               625,000        539,319





                                     PAR         VALUE
--------------------------------------------------------
TX Bell County Health Facility
   Development Corp., Care
   Institute, Inc., Series 1994,
   9.000% 11/01/24            $  960,000   $    984,797
                                            -----------
                                             14,933,333
                                            -----------
MULTI-FAMILY - 5.1%
CO State Health Facilities
   Authority, Birchwood Manor,
   Series 1991 A,
   7.250% 04/01/11               500,000        502,105
DE Wilmington, Electra Arms
   Senior Association Project,
   Series 1994 A,
   6.250% 06/01/28               960,000        795,542
FL Broward County Housing
   Finance Authority, Chaves
   Lake Apartment Project,
   Series 2000 A,
   7.500% 07/01/40             1,250,000      1,282,337
FL Clay County Housing Finance
   Authority, Madison Commons
   Apartments, Series 2000 A,
   7.450% 07/01/40             1,250,000      1,282,413
GA Clayton County Housing
   Authority, Magnolia Park
   Apartments, Series 1999 A,
   6.250% 06/01/30             1,750,000      1,537,130
IL State Development Finance
   Authority, Catholic Charities
   Housing Development Corp.,
   Series 1993 C,
   5.950% 01/01/09             1,400,000      1,453,060
IN New Castle, Raintree
   Apartments, Series 1988 B,
   (a) 03/01/18                30,625,000        76,563
MN Lakeville Multi-Family
   Revenue, Series 1989,
   9.875% 02/01/20               700,000        700,826
MN Washington County Housing
   & Redevelopment Authority,
   Cottages of Aspen Project,
   Series 1992,
   9.250% 06/01/22               470,000        485,501
MN White Bear Lake Multi-Family
   Revenue, Series 1989,
   9.750% 07/15/19               750,000        761,197
OH Greater Allen County Housing
   Development Authority,
   Steiner-McBride Apartments,
   Series 1987,
   10.250% 09/01/03              365,000        366,040




See notes to investment portfolio.

December 31, 2002 (Unaudited)



MUNICIPAL BONDS (CONTINUED)           PAR         VALUE
-------------------------------------------------------
HOUSING (CONTINUED)
MULTI-FAMILY (CONTINUED)
OH Lake County, North Madison
   Properties, Ltd. Project:
   Series 1993,
   8.819% 09/01/11             $ 515,000     $  498,922
Pass Through Certificates,
   Series 1993,
   8.500% 12/01/16               455,481        456,315
SC State Housing Finance &
   Development Authority, Local
   or GTD Housing, Series 1990,
   9.500% 09/01/20               579,000        579,510
TN Franklin Industrial
   Development Board, Landings
   Apartment Project,
   Series 1996 B,
   8.750% 04/01/27             1,635,000      1,720,134
TX El Paso County Housing
   Finance Corp., American
   Village Communities:
   Series 2000 C,
   8.000% 12/01/32               590,000        602,856
   Series 2000 D,
   10.000% 12/01/32              695,000        709,282
TX Galveston, Greystone
   Driftwood LP, Series 1994 A,
   8.000% 08/01/23             1,000,000      1,048,750
TX State Affordable Housing
   Corp., NHT/GTEX LLC,
   Series 2001 C,
   10.000% 10/01/31            1,570,000      1,560,706
VA Alexandria Redevelopment &
   Housing Authority, Article 1
   Associates LLP, Series 1990 A,
   10.000% 01/01/21              500,000        439,000
                                            -----------
                                             16,858,189
                                            -----------
SINGLE FAMILY - 1.0%
CO Housing and Finance Authority:
   Series 1995 D-1,
   7.375% 06/01/26               610,000        640,512
   Series 1997 A-2,
   7.250% 05/01/27               280,000        291,474
IA State Housing Finance Authority,
   Series 1984 A,
   (a) 09/01/16                2,235,000        498,517
ID State Housing Agency,
   Series 1990 B,
   7.500% 07/01/24               855,000        864,585
PA State Housing Finance Authority,
   Series 1994-42,
   6.850% 04/01/25               750,000        781,148





                                      PAR         VALUE
-------------------------------------------------------
UT State Housing Finance Agency,
   Series 1991 C-3,
   7.550% 07/01/23            $    50,000   $    50,364
                                            -----------
                                              3,126,600
                                            -----------

-------------------------------------------------------
INDUSTRIAL - 8.1%
FOOD PRODUCTS - 2.8%
IN Hammond, American Maize
   Products Co., Series 1994 A,
   8.000% 12/01/24             5,010,000      5,506,892
LA Port Lake Charles, Continental
   Grain Co., Project, Series 1993,
   7.500% 07/01/13             2,000,000      2,055,900
MI State Strategic Fund,
   Michigan Sugar Co.:
   Carollton Project, Series 1998 C,
   6.550% 11/01/25             1,500,000      1,080,735
   Sebewaing Project, Series 1998 A,
   6.250% 11/01/15             1,000,000        722,550
                                            -----------
                                              9,366,077
                                            -----------
FOREST PRODUCTS - 2.8%
GA Rockdale County Development
   Authority, Solid Waste Disposal,
   Visy Paper, Inc., Series 1993,
   7.500% 01/01/26             2,800,000      2,819,936
LA Beauregard Parish, Boise
   Cascade Project, Series 2002,
   6.800% 02/01/27             1,750,000      1,741,652
LA De Soto Parish, International
   Paper Company, Series 1994 A,
   7.700% 11/01/18             1,500,000      1,597,080
MI Delta County Economic
   Development Corp., Mead
   Westvaco Escambia Project,
   Series 2002 B,
   6.450% 04/01/23               750,000        744,045
MS Lowndes County,
   Weyerhaeuser Corp.,
   Series 1992 A,
   6.800% 04/01/22             1,995,000      2,244,235
                                            -----------
                                              9,146,948
                                            -----------
MANUFACTURING - 1.0%
IL Will-Kankakee Regional
   Development Authority,
   Flanders Corp./Precisionaire,
   Series 1997,
   6.500% 12/15/17               850,000        816,433
KS Wichita Airport Authority,
   Cessna Citation Service Center,
   Series 2002 A,
   6.250% 06/15/32             1,875,000      1,924,575




See notes to investment portfolio.

December 31, 2002 (Unaudited)



MUNICIPAL BONDS (CONTINUED)           PAR         VALUE
-------------------------------------------------------
INDUSTRIAL (CONTINUED)
MANUFACTURING (CONTINUED)
MN Brooklyn Park Industrial
   Development Revenue, TL
   Systems Corp., Series 1991,
   10.000% 09/01/16            $ 455,000     $  479,252
                                            -----------
                                              3,220,260
                                            -----------
METALS & MINING - 0.4%
MD Baltimore County Pollution
   Control, Bethlehem Steel Corp,
   Project, Series 1994 B,
   7.500% 06/01/15 (b)         1,000,000         40,000
NV State Department of Business
   & Industry, Wheeling-Pittsburgh
   Steel Corp., Series 1999 A,
   8.000% 09/01/14 (b)           500,000        350,000
VA Greensville County Industrial
   Development Authority,
   Wheeling-Pittsburgh
   Steel Corp.,
   Series 1999 A:
   6.375% 04/01/04 (b)           160,000        112,000
   7.000% 04/01/14 (b)           930,000        651,000
                                            -----------
                                              1,153,000
                                            -----------
OIL AND GAS - 1.1%
TX Gulf Coast Industrial
   Development Authority, Citgo
   Petroleum Project, Series 1998,
   8.000% 04/01/28               875,000        905,126
TX Texas City Industrial
   Development Corp., Arco Pipe
   Line Co. Project, Series 1990,
   7.375% 10/01/20             2,000,000      2,606,140
VI Government of United States
   Virgin Islands, Hovensa Coker
   Project, Series 2002,
   6.500% 07/01/21               125,000        126,096
                                            -----------
                                              3,637,362
                                            -----------

-------------------------------------------------------
OTHER - 8.7%
OTHER - 1.2%
CA Southern California Tobacco
   Securitization Authority,
   Series 2002 B,
   6.000% 06/01/43             1,500,000      1,475,280
LA Tobacco Settlement Financing
   Corp., Series 2001 B,
   5.875% 05/15/39             1,000,000        913,140
MD Baltimore Economic
   Development Revenue, Park
   Charles Project, Series 1986,
   8.000% 01/01/15               472,402        479,115





                                     PAR         VALUE
-------------------------------------------------------
SC Tobacco Settlement Revenue
   Management Authority,
   Series 2001 B,
   6.375% 05/15/28            $1,000,000      $ 991,830
                                            -----------
                                              3,859,365
                                            -----------
REFUNDED/ESCROWED (C) - 7.5%
CO Adams County, Series 1991 B:
   11.250% 09/01/11 (d)          905,000      1,376,063
   11.250% 09/01/12            1,440,000      2,320,762
CT State Development Authority,
   New Haven Residuals,
   Series 1996,
   8.250% 12/01/06               580,000        670,550
CO State Department of
   Transportation Revenue,
   Series 2001 832R-B,
   8.920% 06/15/15             2,000,000      2,643,000
FL Tampa Bay, Utility System
   Revenue, Series 1999,
   9.390% 10/01/23             7,500,000      9,997,125
GA State Municipal Electric
   Authority, Series 1991 V,
   6.600% 01/01/18               690,000        861,237
MA State Health & Educational
   Facilities Authority, CIL Realty
   of Massachusetts, Inc.,
   Series 1993,
   8.100% 07/01/18               535,000        563,339
NC Eastern Municipal Power
   Agency, Series 1991 A,
   6.500% 01/01/18             3,320,000      4,180,478
NC Lincoln County, Lincoln
   County Hospital Project,
   Series 1991,
   9.000% 05/01/07               190,000        220,138
TN Shelby County Health
   Educational & Housing
   Facilities Board, Open Arms
   Care Corp., Series 1992 A,
   9.750% 08/01/19               600,000        772,428
WV State Hospital Finance
   Authority, Charleston Medical
   Center, Series 2000 A,
   6.750% 09/01/30               925,000      1,151,236
                                            -----------
                                             24,756,356
                                            -----------

-------------------------------------------------------
OTHER REVENUE - 1.2%
HOTEL - 0.6%
PA Philadelphia Authority for
   Industrial Development,
   Starwood Hotels & Resorts,
   Series 1997 A,
   6.500% 10/01/27             2,000,000      1,985,600
                                            -----------



See notes to investment portfolio.

December 31, 2002 (Unaudited)



MUNICIPAL BONDS (CONTINUED)           PAR         VALUE
-------------------------------------------------------
OTHER REVENUE (CONTINUED)
RECREATION - 0.6%
CT Mohegan Indians Tribe,
   Gaming Authority, Series 2001,
   6.250% 01/01/31             $ 475,000      $ 489,488
FL Capital Trust Agency, Seminole
   Tribe Convention Center,
   Series 2002 A,
   10.000% 10/01/33            1,250,000      1,296,087
NM Red River, Red River Ski
   Area Project, Series 1998,
   6.450% 06/01/07               210,000        210,733
                                            -----------
                                              1,996,308
                                            -----------

-------------------------------------------------------
RESOURCE RECOVERY - 1.7%
DISPOSAL - 0.7%
IL Development Finance Authority,
   Waste Management, Inc.,
   Series 1997,
   5.050% 01/01/10               250,000        243,820
MA State Development Finance
   Agency, Peabody Monofill
   Associates, Inc. Project,
   Series 1994,
   9.000% 09/01/05               460,000        482,765
UT Carbon County, Solid Waste
   Disposal Revenue, Laidlaw
   Environmental,
   Series 1997 A,
   7.450% 07/01/17             1,500,000      1,509,990
                                            -----------
                                              2,236,575
                                            -----------
RESOURCE RECOVERY - 1.0%
MA State Development Finance
   Agency, Ogden Haverhill Project:
   Series 1998 A,
   5.500% 12/01/13               500,000        449,730
   Series 1999 A,
   6.700% 12/01/14               750,000        742,680
PA Delaware County Industrial
   Development Authority,
   American Ref-Fuel Co.,
   Series 1997 A,
   6.200% 07/01/19             2,225,000      2,241,087
                                            -----------
                                              3,433,497
                                            -----------

-------------------------------------------------------
TAX-BACKED - 12.7%
LOCAL APPROPRIATED - 1.2%
MO St. Louis Industrial
   Development Authority,
   St. Louis Convention Center
   Hotel, Series 2000,
   (a) 07/15/18                3,000,000      1,459,740




                                    PAR         VALUE
-------------------------------------------------------
PA Philadelphia Municipal
   Authority, Series 1993 D,
   6.250% 07/15/13            $2,500,000    $ 2,574,975
                                            -----------
                                              4,034,715
                                            -----------
LOCAL GENERAL OBLIGATIONS - 3.0%
CA Empire Union School District,
   Series 1987-1 A,
   (a) 10/01/21                1,665,000        642,906
CA Los Angeles Unified
   School District:
   Series 1997 E,
   5.125% 01/01/27             3,800,000      3,910,884
   Series 2002,
   5.750% 07/01/16               800,000        945,872
CA Modesto High School District,
   Series 2002 A, (a) 08/01/19 2,650,000      1,175,937
NY New York City,
   Series 1995 B,
   7.250% 08/15/07             1,000,000      1,164,640
TX Dallas County Flood Control
   District, Series 2002,
   7.250% 04/01/32             1,000,000      1,001,990
WA Clark County School
   District #37 Vancouver,
   Series 2001B, (a) 12/01/18  2,500,000      1,164,150
                                            -----------
                                             10,006,379
                                            -----------
SPECIAL NON-PROPERTY TAX - 2.1%
CO State Department of
   Transportation Revenue,
   Series 2001 832R-A,
   8.920% 06/15/14             3,000,000      3,766,770
MO St. Louis County Industrial
   Development Authority, Kiel
   Center Arena, Series 1992,
   7.875% 12/01/24             3,000,000      3,069,900
                                            -----------
                                              6,836,670
                                            -----------
SPECIAL PROPERTY TAX - 3.6%
CA Carson Improvement Board
   Act 1915, Series 1992,
   7.375% 09/02/22               160,000        163,573
CA Huntington Beach Community
   Facilities District, Grand Coast
   Resort, Series 2000-1,
   6.450% 09/01/31             1,250,000      1,295,675
CA Orange County Community
   Facilities District, Ladera Ranch,
   Series 1999 A,
   6.500% 08/15/21             1,000,000      1,064,250
CA Pleasanton Joint Powers
   Financing Authority,
   Series 1993 B,
   6.750% 09/02/17             1,740,000      1,814,089





See notes to investment portfolio.

December 31, 2002 (Unaudited)


MUNICIPAL BONDS (CONTINUED)           PAR         VALUE
-------------------------------------------------------
TAX-BACKED (CONTINUED)
SPECIAL PROPERTY TAX (CONTINUED)
FL Double Branch Community
   Development District,
   Series 2002 A,
   6.700% 05/01/34             $ 700,000     $  702,121
FL Heritage Palms Community
   Development District,
   Series 1999,
   6.250% 11/01/04               670,000        680,037
FL Lexington Oaks Community
   Development District:
   Series 1998 A,
   6.125% 05/01/19               270,000        272,608
   Series 1998 B,
   5.500% 05/01/05               200,000        201,062
   Series 2000 A:
   7.200% 05/01/30               695,000        730,174
   6.700% 05/01/33               250,000        255,895
   Series 2000 B,
   6.700% 05/01/07               200,000        207,352
FL Northern Palm Beach County
   Improvement District,
   Series 1999:
   5.900% 08/01/19               500,000        509,735
   6.000% 08/01/29               750,000        764,077
FL Orlando, Conroy Road
   Interchange Project,
   Series 1998 A:
   5.500% 05/01/10               325,000        329,046
   5.800% 05/01/26               600,000        593,898
FL Stoneybrook Community
   Development District:
   Series 1998 A,
   6.100% 05/01/19               830,000        838,499
   Series 1998 B,
   5.700% 05/01/08               330,000        335,198
MI Pontiac Finance Authority,
   Development Area No. 3,
   Series 2002,
   6.375% 06/01/31             1,000,000      1,003,080
                                            -----------
                                             11,760,369
                                            -----------
STATE APPROPRIATED - 0.7%
NY Triborough Bridge & Tunnel
   Authority, Javits Convention
   Center Project, Series 1990 E,
   7.250% 01/01/10             2,000,000      2,374,540
                                            -----------
STATE GENERAL OBLIGATIONS - 2.1%
MA Massachusetts Bay
   Transportation Authority,
   Series 1992 B,
   6.200% 03/01/16             5,825,000      7,086,287
                                            -----------




                                     PAR         VALUE
-------------------------------------------------------
TRANSPORTATION - 8.8%
AIR TRANSPORTATION - 3.3%
CA Los Angeles Regional Airports
   Improvement Corp., American
   Airlines, Inc., Series 2002 C,
   7.500% 12/01/24             $ 500,000     $  413,120
IL Chicago O'Hare International
   Airport, United Airlines, Inc.,
   Series 2000 A,
   6.750% 11/01/11 (e)         1,600,000        229,824
IN Indianapolis Airport Authority,
   Federal Express Corp.,
   Series 1994,
   7.100% 01/15/17             3,000,000      3,188,490
KY Kenton County Airport Board,
   Delta Airlines, Inc., Series 1992,
   7.500% 02/01/20               500,000        411,390
MN Minneapolis & St. Paul
   Metropolitan Airports
   Commission, Northwest
   Airlines:
   Series 2001 A,
   7.000% 04/01/25               825,000        604,618
   Series 2001 B,
   6.500% 04/01/25               500,000        475,480
NC Charlotte, US Airway, Inc.:
   Series 1998,
   5.600% 07/01/27 (e)           500,000        233,810
   Series 2000,
   7.750% 02/01/28 (e)         1,250,000        625,175
PA Philadelphia Authority for
   Industrial Development, Aero
   Philadelphia, Series 1999:
   5.250% 01/01/09               400,000        371,524
   5.500% 01/01/24             1,000,000        784,170
TX Alliance Airport Authority,
   AMR Corp., Series 1991,
   7.000% 12/01/11             4,070,000      1,809,074
TX Houston Industrial
   Development Corp., United
   Parcel Service, Series 2002,
   6.000% 03/01/23             1,100,000      1,109,669
WA Port Seattle, Northwest
   Airlines, Inc., Series 2001,
   7.250% 04/01/30               925,000        679,958
                                            -----------
                                             10,936,302
                                            -----------
AIRPORT - 1.4%
NC Charlotte Airport Revenue,
   Series 1999,
   8.240% 04/20/19 (d)         4,000,000      4,732,480
                                            -----------



See notes to investment portfolio.

December 31, 2002 (Unaudited)



MUNICIPAL BONDS (CONTINUED)           PAR         VALUE
-------------------------------------------------------
TRANSPORTATION (CONTINUED)
PORTS - 2.0%
WA Port of Seattle, Series 2000:
   9.860% 08/01/07            $1,250,000    $ 1,625,375
   9.860% 08/01/08             3,750,000      4,848,337
                                            -----------
                                              6,473,712
                                            -----------
TOLL FACILITIES - 1.6%
CO E-470 Public Highway Authority,
   Series 2000 B:
   (a) 09/01/18                4,000,000      1,885,120
   (a) 09/01/35                17,500,000     1,595,825
CO Northwest Parkway Public
   Highway Authority,
   Series 2001 D,
   7.125% 06/15/41             1,750,000      1,820,770
                                            -----------
                                              5,301,715
                                            -----------
TRANSPORTATION - 0.5%
NV State Department of Business
   & Industry, Las Vegas Monorail
   Project, Series 2000,
   7.375% 01/01/40             1,750,000      1,707,650
                                            -----------

-------------------------------------------------------
UTILITY - 15.2%
INDEPENDENT POWER PRODUCER - 5.5%
MI Midland County Economic
   Development Corp.,
   Series 2000 A,
   6.875% 07/23/09             1,650,000      1,655,692
NY Port Authority of New York
   & New Jersey, KIAC Power
   Project, Series 1996,
   6.750% 10/01/11             1,000,000      1,051,640
PA State Economic Development
   Financing Authority, Colver
   Project, Series 1994 D,
   7.150% 12/01/18             1,650,000      1,714,598
PA State Economic Development
   Financing Authority,
   Northampton Generating:
   Series 1994 A,
   6.500% 01/01/13             3,000,000      3,037,770
   Series 1994 B,
   6.750% 01/01/07             3,000,000      3,080,910
VA Pittsylvania County Industrial
   Development Authority, Multitrade
   of Pittsyvania, Series 1994 A:
   7.450% 01/01/09             3,500,000      3,584,315
   7.500% 01/01/14               500,000        508,905
   7.550% 01/01/19             3,600,000      3,664,044
                                            -----------
                                             18,297,874
                                            -----------




                                    PAR         VALUE
-------------------------------------------------------
INVESTOR OWNED - 3.8%
AZ Maricopa County Pollution
   Control Corp.,
   Series 2002 A,
   6.250% 05/01/37            $1,000,000    $ 1,006,290
IN Petersburg, Indiana Power
   & Light, Series 1991,
   5.750% 08/01/21             1,000,000        938,230
LA Calcasieu Parish Industrial
   Development Board, Entergy
   Gulf States, Inc., Series 1999,
   5.450% 07/01/10               500,000        499,690
LA West Feliciana Parish, Entergy
   Gulf States, Inc., Series 1999 B,
   6.600% 09/01/28               250,000        253,280
MS State Business Finance Corp.,
   Systems Energy Resources, Inc.,
   Series 1999,
   5.900% 05/01/22             1,250,000      1,153,262
NM Farmington, Tucson Electric
   Power Co., Series 1997 A,
   6.950% 10/01/20             2,000,000      2,053,060
NV Humboldt County Pollution
   Control Revenue, Idaho Power
   Co. Project, Series 1984,
   8.300% 12/01/14             2,000,000      2,177,020
PA Beaver County Industrial
   Development Authority, Toledo
   Edison Co., Series 1995,
   7.625% 05/01/20             2,000,000      2,119,660
TX Brazos River Authority, Texas
   Utilities Electric Co. Project,
   Series 2001,
   5.750% 05/01/36             2,300,000      2,185,069
                                            -----------
                                             12,385,561
                                            -----------
JOINT POWER AUTHORITY - 1.8%
GA State Municipal Electric
   Authority, Series 1991 V,
   6.600% 01/01/18             3,375,000      4,146,997
NC Eastern Municipal Power
   Agency, Series 1991 A,
   6.500% 01/01/18             1,680,000      1,899,895
                                            -----------
                                              6,046,892
                                            -----------
MUNICIPAL ELECTRIC - 2.5%
TX Lower Colorado River
   Authority, Series 1999,
   8.890% 05/15/16             7,500,000      8,335,500
                                            -----------
WATER & SEWER - 1.6%
LA Louisiana Public Facilities
   Authority Revenue,
   Belmont Water,
   9.000% 09/15/24 (i)           585,000        409,500



See notes to investment portfolio.

December 31, 2002 (Unaudited)


MUNICIPAL BONDS (CONTINUED)           PAR         VALUE
-------------------------------------------------------
UTILITY (CONTINUED)
WATER & SEWER (CONTINUED)
MS Water System Revenue,
   V Lakes Utility District,
   Series 1994,
   8.250% 07/15/24             $ 400,000     $  378,000
NH State Industrial Development
   Authority, Pennichuck Water
   Works, Inc., Series 1988,
   7.500% 07/01/18               505,000        558,333
PA Dauphin County Industrial
   Development Authority,
   Dauphin Water Supply Co.,
   Series 1992 A,
   6.900% 06/01/24             3,200,000      3,948,960
                                            -----------
                                              5,294,793
                                            -----------
TOTAL MUNICIPAL BONDS
   (cost of $325,606,104)                   319,356,093
                                            -----------

MUNICIPAL PREFERRED
STOCKS - 1.1%                      SHARES
-------------------------------------------------------
HOUSING - 1.1%
MULTI-FAMILY - 1.1%
Charter Municipal Mortgage
   Acceptance Co.:
   6.625% 06/30/49 (f)         2,000,000      2,117,500
   7.600% 11/30/50 (f)         1,500,000      1,657,500
                                            -----------
TOTAL MUNICIPAL PREFERRED STOCKS
   (cost of $3,500,000)                       3,775,000
                                            -----------

SHORT-TERM OBLIGATIONS - 0.9%
-------------------------------------------------------
MUTUAL FUND - 0.0%
Federated Tax Free
   Obligations Fund              100,000        100,000
                                            -----------

VARIABLE RATE
  DEMAND NOTES (g) - 0.9%             PAR
AZ Phoenix Industrial
   Development Authority, Valley
   of the Sun YMCA Project,
   Series 2001,
   1.850% 01/01/31            $  300,000        300,000
IA State Higher Education Loan
   Authority, Loras College Project,
   Series 2000,
   1.800% 11/01/30               100,000        100,000
IA State Finance Authority, Drake
   University Project, Series 2001,
   1.850% 07/01/31               400,000        400,000
IA Woodbury County, Siouxland
   Medical Education Foundation,
   Series 1996,
   1.650% 11/01/16               700,000        700,000





                                    PAR         VALUE
-------------------------------------------------------
IL Quad Cities Regional Economic
   Development Authority, Two
   Rivers YMCA Project,
   Series 2002,
   1.850% 12/01/31             $ 400,000      $ 400,000
KS State Development Finance
   Authority, Hays Medical Center,
   Series 2000 N,
   1.850% 05/15/26               100,000        100,000
MN Minneapolis, Series 1996,
   1.650% 12/01/16               500,000        500,000
NY New York City, Series 1993,
   1.700% 08/01/21               300,000        300,000
                                            -----------
                                              2,800,000
                                            -----------
TOTAL SHORT-TERM OBLIGATIONS
   (cost of $2,900,000)                       2,900,000
                                            -----------
TOTAL INVESTMENTS - 98.6%
   (cost of $332,006,104) (j)               326,031,093
                                            -----------

OTHER ASSETS & LIABILITIES, NET - 1.4%        4,548,900
-------------------------------------------------------
NET ASSETS - 100.0%                        $330,579,993
                                           ============

(a) Zero coupon bond.
(b) As of December 31, 2002, the Fund held securities of certain issuers that have filed for bankruptcy protection under Chapter 11 representing 0.72% of net assets. These issuers are in default of certain debt covenants. Income is not being accrued.
(c) The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust solely for the purpose of the payment of principal and interest.
(d) These securities, or a portion thereof, with a total market value of $778,233 are being used to collateralize open futures contracts.
(e) As of December 31, 2002, the Fund held securities of certain issuers that have filed for bankruptcy protection under Chapter 11 representing 0.3% of net assets. Income is being accrued.
(f) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2002, the value of these securities amounted to $3,775,000 or 1.1% of net assets.
(g) Variable rate demand notes are considered short-term obligations. Interest rates change periodically on specified dates. These securities are payable on demand and are secured either by letters of credit or other credit support agreements from banks. The rates listed are as of December 31, 2002.
(h) Income is not being fully accrued.
(i) Issuer is in default of certain debt covenants. Income is not being fully accrued.
(j) Cost for federal income tax purposes is $326,137,153.




See notes to financial statements.

December 31, 2002 (Unaudited)



Long futures contracts open at December 31, 2002:

                   PAR VALUE                UNREALIZED
                  COVERED BY   EXPIRATION  APPRECIATION
      TYPE         CONTRACTS      MONTH     AT 12/31/02
---------------------------------------------------------
 U.S. Treasury    $11,400,000      March     $475,886
      Bonds

Short futures contracts open at December 31, 2002:

                   PAR VALUE                UNREALIZED
                  COVERED BY   EXPIRATION  DEPRECIATION
      TYPE         CONTRACTS      MONTH     AT 12/31/02
---------------------------------------------------------
  10 Year U.S.    $53,400,000      March   $(1,279,531)
 Treasury Notes





See notes to financial statements.

 STATEMENT OF ASSETS AND LIABILITIES

December 31, 2002 (Unaudited)


ASSETS:
Investments, at cost                       $332,006,104
                                           ------------
Investments, at value                      $326,031,093
Cash                                             77,389
Receivable for:
   Fund shares sold                             238,637
   Interest                                   6,369,471
   Futures variation margin                      72,811
Deferred Trustees' compensation plan              6,077
Other assets                                     35,227
                                           ------------
     Total Assets                           332,830,705
                                           ------------
LIABILITIES:
Payable for:
   Investments purchased                        679,811
   Fund shares repurchased                      630,380
   Distributions                                600,562
   Management fee                               118,606
   Administration fee                            34,175
   Transfer agent fee                            19,585
   Pricing and bookkeeping fees                   9,503
   Merger expense                               135,557
Deferred Trustees' fee                            6,077
Other liabilities                                16,456
                                           ------------
     Total Liabilities                        2,250,712
                                           ------------
NET ASSETS                                 $330,579,993
                                           ============
COMPOSITION OF NET ASSETS:
Paid-in capital                            $349,934,988
Overdistributed net investment income        (2,874,826)
Accumulated net realized loss                (9,701,513)
Net unrealized depreciation on:
   Investments                               (5,975,011)
   Futures contracts                           (803,645)
                                           ------------
NET ASSETS                                 $330,579,993
                                           ============
CLASS A:
Net assets                                 $ 72,900,037
Shares outstanding                            6,564,286
                                           ------------
Net asset value per share                  $      11.11(a)
                                           ------------
Maximum offering price per share
   ($11.11/0.9525)                         $      11.66(b)
                                           ============
CLASS B:
Net assets                                 $ 53,484,577
Shares outstanding                            4,816,060
                                           ------------
Net asset value and offering
   price per share                         $      11.11(a)
                                           ============
CLASS C:
Net assets                                 $  4,406,650
Shares outstanding                              396,792
                                           ------------
Net asset value and offering
   price per share                         $      11.11(a)
                                           ============
CLASS Z:
Net assets                                 $199,788,729
Shares outstanding                           17,989,892
                                           ------------
Net asset value, offering and redemption
   price per share                         $      11.11
                                           ============

(a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
(b)  On sales of $50,000 or more the offering price is reduced.



 STATEMENT OF OPERATIONS

For the Six Months Ended
December 31, 2002 (Unaudited)


INVESTMENT INCOME:
Interest                                    $11,211,824
                                           ------------
EXPENSES:
Expenses Allocated from Portfolio                41,043
Management fee                                  673,056
Administration fee                              205,595
Distribution fee:
   Class B                                      197,651
   Class C                                       16,696
Service fee:
   Class A                                       68,383
   Class B                                       52,707
   Class C                                        4,453
Pricing and bookkeeping fees                     64,806
Transfer agent fee                              256,891
Trustees' fee                                     5,824
Custody fee                                       7,384
Registration fee                                 83,607
Merger expense                                    3,053
Other expenses                                   16,876
                                           ------------
   Total Expenses                             1,698,025
Fees waived by Distributor - Class C             (3,337)
Custody earnings credit                          (1,030)
                                           ------------
   Net Expenses                               1,693,658
                                           ------------
Net Investment Income                         9,518,166
                                           ------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS AND FUTURES CONTRACTS:
Net realized gain (loss) on:
   Investments                                  989,415
   Futures contracts                         (2,357,570)
                                           ------------
     Net realized loss                       (1,368,155)
                                           ------------
Net change in unrealized appreciation/
   depreciation on:
   Investments                                 (367,491)
   Futures contracts                           (581,116)
                                           ------------
     Net change in unrealized
       appreciation/depreciation               (948,607)
                                           ------------
Net Loss                                     (2,316,762)
                                           ------------

Net Increase in Net Assets
   from Operations                          $ 7,201,404
                                           ============



See notes to financial statements.

 STATEMENT OF CHANGES IN NET ASSETS

                              (UNAUDITED)
                              SIX MONTHS
                                 ENDED     YEAR ENDED
INCREASE (DECREASE)           DECEMBER 31,  JUNE 30,
IN NET ASSETS:                  2002 (a)      2002
------------------------------------------------------

OPERATIONS:
Net investment income         $ 9,518,166 $ 12,426,070
Net realized gain (loss) on
   investments and futures
   contracts                   (1,368,155)     230,094
Net change in unrealized
   appreciation/depreciation
   on investments and
   futures contracts             (948,607)   2,710,228
                              ----------- ------------
Net Increase from Operations    7,201,404   15,366,392
                              ----------- ------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income:
   Class A                     (2,597,698)        (166)
   Class B                     (1,756,991)          --
   Class C                       (152,563)          --
   Class Z                     (7,849,821) (12,751,456)
                              ----------- ------------
Total Distributions Declared
   to Shareholders            (12,357,073) (12,751,622)
                              ----------- ------------

SHARE TRANSACTIONS:
Class A:
   Subscriptions                4,051,310       40,656
   Proceeds received in
    connection with merger     76,068,209           --
   Distributions reinvested     1,129,462           56
   Redemptions                 (7,006,337)          --
                              ----------- ------------
     Net Increase              74,242,644       40,712
                              ----------- ------------
Class B:
   Subscriptions                2,402,550           --
   Proceeds received in
    connection with merger     58,601,899           --
   Distributions reinvested       806,390           --
   Redemptions                 (7,308,752)          --
                              ----------- ------------
     Net Increase              54,502,087           --
                              ----------- ------------
Class C:
   Subscriptions                  796,494           --
   Proceeds received in
    connection with merger      4,760,489           --
   Distributions reinvested        54,804           --
   Redemptions                 (1,119,491)          --
                              ----------- ------------
     Net Increase               4,492,296           --
                              ----------- ------------
Class Z:
   Subscriptions               23,292,616   32,494,590
   Distributions reinvested     6,118,706    7,872,926
   Redemptions                (40,225,223) (54,660,074)
                              ----------- ------------
     Net Decrease             (10,813,901) (14,292,558)
                              ----------- ------------
Net Increase (Decrease) from
   Share Transactions         122,423,126  (14,251,846)
                              ----------- ------------
Total Increase (Decrease)
   in Net Assets              117,267,457  (11,637,076)



                              (UNAUDITED)
                              SIX MONTHS
                                 ENDED     YEAR ENDED
                               DECEMBER 31,  JUNE 30,
                                 2002 (a)      2002
------------------------------------------------------

NET ASSETS:
Beginning of period          $213,312,536 $224,949,612
                              ----------- ------------
End of period (including
   overdistributed net
   investment income
   of $(2,874,826) and
   $(35,919), respectively)  $330,579,993 $213,312,536
                              =========== ============

CHANGES IN SHARES:
Class A:
   Subscriptions                  355,223        3,622
   Issued in connection
    with merger                 6,725,748           --
   Issued for distributions
    reinvested                    100,941            5
   Redemptions                   (621,348)          --
                              ----------- ------------
     Net Increase               6,560,564        3,627
                              ----------- ------------

Class B:
   Subscriptions                  212,426           --
   Issued in connection
    with merger                 5,181,423           --
   Issued for distributions
    reinvested                     72,081           --
   Redemptions                   (649,870)          --
                              ----------- ------------
     Net Increase               4,816,060           --
                              ----------- ------------

Class C:
   Subscriptions                   70,872           --
   Issued in connection
    with merger                   420,910           --
   Issued for distributions
    reinvested                      4,903           --
   Redemptions                    (99,893)          --
                              ----------- ------------
     Net Increase                 396,792           --
                              ----------- ------------

Class Z:
   Subscriptions                2,071,133    2,871,106
   Issued for distributions
    reinvested                    546,248      700,510
   Redemptions                 (3,568,238)  (4,865,513)
                              ----------- ------------
     Net Decrease                (950,857)  (1,293,897)
                              ----------- ------------

(a) On July 29, 2002, the existing Fund Class S shares were redesignated Class Z shares. Class B and Class C shares were initially offered on July 15, 2002.



See notes to financial statements.

 NOTES TO FINANCIAL STATEMENTS

December 31, 2002 (Unaudited)


NOTE 1. ACCOUNTING POLICIES

ORGANIZATION:
Liberty High-Yield Municipal Fund (the "Fund") (formerly, Stein Roe High-Yield Municipals Fund), a series of Liberty-Stein Roe Funds Municipal Trust (the "Trust"), is a diversified, open-end management investment company organized as a Massachusetts business trust. The Fund's investment goal is to seek a high level of total return consisting of current income exempt from federal income tax and opportunities for capital appreciation.

The Fund may issue an unlimited number of shares. The Fund offers four classes of shares: Class A, Class B, Class C and Class Z. Class A shares are sold with a front-end sales charge. A 1.00% contingent deferred sales charge is assessed on redemptions made within eighteen months on an original purchase of $1 million to $25 million. Class B shares are subject to a contingent deferred sales charge. Class B shares will convert to Class A shares in three, four or eight years after purchase, depending on the program under which shares were purchased. Class C shares are subject to a contingent deferred sales charge on redemptions made within one year after purchase. Class Z shares are offered continuously at net asset value. There are certain restrictions on the purchase of Class Z shares, as described in the Fund's prospectus.

As of the end of business on July 12, 2002, Stein Roe High Yield Municipals Fund acquired all the net assets of Liberty High Yield Municipals Fund pursuant to a plan of reorganization approved by Liberty High Yield Municipals Fund shareholders on June 28, 2002. All assets of Liberty High Yield Municipals Fund were transferred to Stein Roe High Yield Municipals Fund in a tax-free exchange and shareholders of Liberty High Yield Municipals Fund received shares of Stein Roe High Yield Municipals Fund in exchange for their shares as follows:

       STEIN ROE      LIBERTY HIGH
      HIGH YIELD     YIELD MUNICIPAL
    MUNICIPALS FUND     FUND NET        UNREALIZED
     SHARES ISSUED   ASSETS RECEIVED   DEPRECIATION1
     -------------   --------------    -------------
      12,328,081      $139,430,597     $(2,690,498)

1  Unrealized depreciation is included in the Net Assets Received amount above.

                       NET ASSETS       NET ASSETS
      NET ASSETS       OF LIBERTY      OF STEIN ROE
     OF STEIN ROE      HIGH YIELD       HIGH YIELD
      HIGH YIELD     MUNICIPAL FUND   MUNICIPALS FUND
    MUNICIPALS FUND    IMMEDIATELY      IMMEDIATELY
       PRIOR TO         PRIOR TO           AFTER
      COMBINATION      COMBINATION      COMBINATION
     -------------   --------------    -------------
     $218,007,534     $139,430,597     $357,438,131

Prior to July 15, 2002, the Fund invested substantially all of its assets in the SR&F High-Yield Municipals Portfolio (the "Portfolio") as part of a master/feeder structure. The Portfolio allocated income, expenses, realized and unrealized gains (losses) to its investors on a daily basis, based on methods in compliance with the Internal Revenue Service. Prior to the reorganization described above, the Fund's pro-rata share of the Portfolio were distributed to Stein Roe High Yield Municipals Fund based on allocation methods in compliance with the Internal Revenue Service.

Differing amortization policies between the Liberty High Yield Municipal Fund and the Stein Roe High Yield Municipals Fund resulted in a reclassification as follows:

             UNREALIZED             PAID-IN
            DEPRECIATION            CAPITAL
          ----------------      --------------
            $(5,571,390)          $5,571,390

Effective July 15, 2002, Stein Roe High-Yield Municipals Fund was renamed Liberty High Yield Municipal Fund and began offering Class B and Class C shares. Effective July 29, 2002, the Class S shares were subsequently redesignated as Class Z shares.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses for the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION AND TRANSACTIONS:
Municipal securities are valued at a fair value using a procedure determined in good faith by the Board of Trustees, which has authorized the use of bid valuations provided by a pricing service. Futures contracts are valued based on the difference between the last sale price and the opening price of the contract. Other securities and assets are valued at fair value as determined in good faith by or under the direction of the Board of Trustees.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Short-term obligations with a maturity of 60 day or less are valued at amortized cost.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

December 31, 2002 (Unaudited)



DETERMINATION OF CLASS NET ASSET VALUES
AND FINANCIAL HIGHLIGHTS:
All income, expenses (other than Class A, Class B and Class C service fees and Class B and Class C distribution fees), and realized and unrealized gains (losses) are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

Class A, Class B and Class C per share data and ratios are calculated by adjusting the expense and net investment income per share data and ratios for the Fund for the entire period by the service fees applicable to Class A, Class B and Class C shares and the distribution fees applicable to Class B and Class C shares, only.

INVESTMENT TRANSACTIONS AND
INVESTMENT INCOME:
Interest income is recorded on the accrual basis. Premium and discount are being amortized for all debt securities.

DISTRIBUTIONS TO SHAREHOLDERS:
Dividends from net investment income are declared daily and paid monthly. Capital gains distributions, if any, are distributed annually.

FEDERAL INCOME TAXES:
Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable income, no federal income tax has been accrued.

FUTURES CONTRACTS:
The Fund may enter into futures contracts to either hedge against expected declines of their portfolio securities or as a temporary substitute for the purchase of individual bonds. Risks of entering into futures contracts include the possibility that there may be an illiquid market at the time a fund seeks to close out a contract, and changes in the value of the futures contract may not correlate with changes in the value of the portfolio securities being hedged.

Upon entering into a futures contract, the Fund deposits cash or securities with its custodian in an amount sufficient to meet the initial margin requirements. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin payable or receivable and offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Refer to the Fund's Investment Portfolio for a summary of open futures contracts at December 31, 2002.

NOTE 2.  FEDERAL TAX INFORMATION:
Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

The following capital loss carryforwards, determined as of June 30, 2002 are available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

YEAR OF EXPIRATION          CAPITAL LOSS CARRYFORWARD
-----------------------------------------------------
2006                               $3,546,402
2009                                  847,151
                                   ----------
Total                              $4,393,553
                                   ----------

The estimated capital loss carryforward obtained from the Liberty High Yield Municipal Fund was:
                                   $9,058,231

Utilization of Liberty High Yield Municipal Fund's capital loss carryforwards could be subject to merger limitations imposed by the Internal Revenue Code.

NOTE 3. FEES AND COMPENSATION PAID
TO AFFILIATES

MANAGEMENT FEE:
Stein Roe & Farnham Incorporated (the "Advisor") is the investment advisor of the Fund and receives a monthly fee based on the Fund's average daily net assets as follows:

            AVERAGE DAILY         ANNUAL
              NET ASSETS         FEE RATE
             ------------        ---------
          First $100 million      0.450%
           Next $100 million      0.425%
           Over $200 million      0.400%

Prior to July 15, 2002, the management fee was paid by the Portfolio at the same rates.

ADMINISTRATION FEE:
The Advisor also provides accounting and other services for a monthly fee to the Fund as follows:

            AVERAGE DAILY         ANNUAL
              NET ASSETS         FEE RATE
             ------------        ---------
          First $100 million      0.150%
           Next $100 million      0.125%
           Over $200 million      0.100%

PRICING AND BOOKKEEPING FEES:
The Advisor is responsible for providing pricing and bookkeeping services to the Fund under a Pricing and Bookkeeping Agreement. Under a separate agreement (the "Outsourcing Agreement"), the Advisor has delegated those functions to State Street Bank and Trust Company ("State Street"). The Advisor pays fees to State Street under the Outsourcing Agreement.

December 31, 2002 (Unaudited)


Under its pricing and bookkeeping agreements with the Fund, the Advisor receives from the Fund an annual flat fee of $10,000, paid monthly, and in any month that the Fund's average daily net assets are more than $50 million, a monthly fee equal to the average daily net assets of the Fund for that month multiplied by a fee rate that is calculated by taking into account the fees payable to State Street under the Outsourcing Agreement. For the six months ended December 31, 2002, the annualized net asset based fee rate was 0.036%. The Fund also pays out-of-pocket costs for pricing services.

Prior to July 12, 2002, the Advisor received from the Fund an annual flat fee of $5,000.

TRANSFER AGENT FEES:
Liberty Funds Services, Inc. (the "Transfer Agent"), an affiliate of the Advisor, provides shareholder services for a monthly fee equal to 0.06% annually of the Fund's average daily net assets plus charges based on the number of shareholder accounts and transactions. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

UNDERWRITING DISCOUNTS, SERVICE AND DISTRIBUTION FEES:
Liberty Funds Distributor, Inc. (the "Distributor"), an affiliate of the Advisor, is the Fund's principal underwriter. For the six months ended December 31, 2002, the Fund has been advised that the Distributor retained net underwriting discounts of $2,369 on sales of the Fund's Class A shares and received contingent deferred sales charges ("CDSC") of $197,450 and $35 on Class B and Class C share redemptions, respectively.

The Fund has adopted a 12b-1 (the "Plan"), which requires the payment of a monthly service fee to the Distributor equal to 0.20% annually of the average daily net assets attributable to Class A, Class B and Class C shares as of the 20th of each month. The Plan also requires the payment of a monthly distribution fee to the Distributor equal to 0.75% annually of the average daily net assets attributable to Class B and Class C shares only. The Distributor has voluntarily agreed to waive a portion of the Class C share distribution fee so that it does not exceed 0.80% annually.

The CDSC and the fees received from the Plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

OTHER:
The Fund pays no compensation to its officers, all of whom are employees of the Advisor or its affiliates.

The Fund's Independent Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

The Fund has an agreement with its custodian bank under which $1,030 of custody fees were reduced by balance credits for the six months ended December 31, 2002. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

Expenses allocated from the Portfolio on the Statement of Operations include $36,924 paid to affiliates, prior to the liquidation of the Portfolio. These affiliated fees include: management, pricing and bookkeeping, transfer agent and trustees' fees.

NOTE 4. PORTFOLIO INFORMATION

INVESTMENT ACTIVITY:
During the six months ended December 31, 2002, purchases and sales of investments, other than short-term obligations, were $39,813,570 and $60,863,219, respectively.

Unrealized appreciation (depreciation) at December 31, 2002, for federal income tax purposes was:

     Gross unrealized appreciation       $ 20,395,655
     Gross unrealized depreciation        (20,501,715)
                                         ------------
       Net unrealized depreciation       $   (106,060)
                                         ------------

OTHER:
There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

NOTE 5. LINE OF CREDIT
The Fund has a fundamental policy which allows it to borrow from banks, other affiliated funds and other entities to the extent permitted by applicable law, provided that the Fund's borrowings shall not exceed 33 1/3% of the value of its total net assets (exclusive of borrowings). The Fund is part of a $200,000,000 credit facility that has been set up as a means of borrowing. Any borrowings bear interest at one of the following options determined at the inception of the loan: (1) federal funds rate plus 1/2 of 1%, (2) the lending bank's base rate or
(3) IBOR offshore loan rate plus 1/2 of 1%. Other investment companies managed by the Advisor also participate in the line of credit on the same terms. In addition, a commitment fee of 0.10% per annum on the Fund's unused commitment shall be paid quarterly by each fund based on the relative asset size of each fund to the Trust as a whole. The commitment fee is included in "Other expenses" on the Statement of Operations. Because several investment companies participate, there is no assurance that an individual fund will have access to the entire $200,000,000 at any particular time. For the six months ended December 31, 2002, there were no borrowings under the agreement.


 FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period is as follows:

                                                                          (UNAUDITED)
                                                                          SIX MONTHS                          PERIOD
                                                                             ENDED         YEAR ENDED          ENDED
                                                                         DECEMBER 31,       JUNE 30,         JUNE 30,
CLASS A SHARES                                                               2002             2002           2001 (a)
=========================================================================================================================
NET ASSET VALUE, BEGINNING OF PERIOD                                         $  11.26         $  11.13         $  11.11
                                                                             --------         --------         --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (b)                                                        0.32             0.61(c)          0.58
Net realized and unrealized gain (loss) on
  investments and futures contracts                                             (0.06)            0.15(c)          0.01
                                                                             --------         --------         --------
   Total from Investment Operations                                              0.26             0.76             0.59
                                                                             --------         --------         --------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                                                      (0.41)           (0.63)           (0.57)
                                                                             --------         --------         --------
NET ASSET VALUE, END OF PERIOD                                               $  11.11         $  11.26         $  11.13
                                                                             ========         ========         ========
Total return (d)                                                                2.37%(e)         6.93%            5.42%(e)
                                                                             ========         ========         ========
RATIOS TO AVERAGE NET ASSETS:
Expenses (f)                                                                    1.02%(g)         1.13%            1.06%(g)
Net investment income (f)                                                       6.03%(g)         5.41%(c)         5.65%(g)
Portfolio turnover rate (e)                                                       13%              16%(h)           16%(h)
Net assets, end of period (000's)                                            $ 72,900         $     42         $      1

(a)From commencement of operations on July 31, 2000.
(b)Per share data was calculated using average shares outstanding during the period.
(c)Effective July 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing and accreting premium and discount on all debt securities. The effect of this change for the year ended June 30, 2002, was to increase the ratio of investment income to average net assets from 5.37% to 5.41%. The impact to the net investment income and the net realized and unrealized gain was less than $0.01. Per share data and ratios for periods prior to June 30, 2002, have not been restated to reflect this change in presentation.
(d)Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(e)Not annualized.
(f)The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(g)Annualized.
(h)Portfolio turnover disclosed is for the SR&F High-Yield Municipals Portfolio.


 FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for a share outstanding throughout the period is as follows:

                                                                                    (UNAUDITED)
                                                                                      PERIOD
                                                                                       ENDED
                                                                                   DECEMBER 31,
CLASS B SHARES                                                                       2002 (a)
==================================================================================================
NET ASSET VALUE, BEGINNING OF PERIOD                                                    $  11.31
                                                                                        --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (b)                                                                   0.28
Net realized and unrealized loss on investments and futures contracts                      (0.13)
                                                                                        --------
   Total from Investment Operations                                                         0.15
                                                                                        --------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                                                                 (0.35)
                                                                                        --------
NET ASSET VALUE, END OF PERIOD                                                          $  11.11
                                                                                        ========
Total return (c)(d)                                                                        1.37%
                                                                                        ========
RATIOS TO AVERAGE NET ASSETS:
Expenses (e)(f)                                                                            1.77%
Net investment income (e)(f)                                                               5.28%
Portfolio turnover rate (d)                                                                  13%
Net assets, end of period (000's)                                                       $ 53,485

(a)Class B shares were initially offered on July 15, 2002. Per share data reflects activity from that date.
(b)Per share data was calculated using average shares outstanding during the period.
(c)Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(d)Not annualized.
(e)The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(f)Annualized.


 FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for a share outstanding throughout the period is as follows:

                                                                             (UNAUDITED)
                                                                               PERIOD
                                                                                ENDED
                                                                            DECEMBER 31,
CLASS C SHARES                                                                2002 (a)
============================================================================================
NET ASSET VALUE, BEGINNING OF PERIOD                                             $  11.31
                                                                                 --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (b)                                                            0.29
Net realized and unrealized loss on investments and futures contracts               (0.13)
                                                                                 --------
   Total from Investment Operations                                                  0.16
                                                                                 --------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                                                          (0.36)
                                                                                 --------
NET ASSET VALUE, END OF PERIOD                                                   $  11.11
                                                                                 ========
Total return (c)(d)(e)                                                              1.44%
                                                                                 ========
RATIOS TO AVERAGE NET ASSETS:
Expenses (f)(g)                                                                     1.62%
Net investment income (f)(g)                                                        5.43%
Waiver/reimbursement (f)(g)                                                         0.15%
Portfolio turnover rate (e)                                                           13%
Net assets, end of period (000's)                                                 $ 4,407

(a) Class C shares were initially offered on July 15, 2002. Per share data reflects activity from that date.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(d) Had the Distributor not waived a portion of expenses, total return would have been reduced.
(e)  Not annualized.
(f) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(g)  Annualized.


 FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for a share outstanding throughout each period is as follows:

                                          (UNAUDITED)
                                          SIX MONTHS
                                            ENDED                               YEAR ENDED JUNE 30,
                                         DECEMBER 31,   ------------------------------------------------------------
CLASS Z SHARES                            2002 (a)        2002         2001         2000         1999         1998
-------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
   BEGINNING OF PERIOD                        $ 11.26      $ 11.12       $ 11.04      $ 11.71      $ 11.97      $ 11.67
                                              -------      -------       -------      -------      -------      -------
INCOME FROM
   INVESTMENT OPERATIONS:
Net investment income                            0.33(b)      0.64(b)(c)    0.65(b)      0.65         0.63         0.65
Net realized and unrealized gain
   (loss) on investments and
   futures contracts                            (0.05)        0.15(c)       0.08        (0.68)       (0.25)        0.30
                                              -------      -------       -------      -------      -------      -------
Total from Investment Operations                 0.28         0.79          0.73        (0.03)        0.38         0.95
                                              -------      -------       -------      -------      -------      -------
LESS DISTRIBUTIONS
   DECLARED TO SHAREHOLDERS:
From net investment income                      (0.43)       (0.65)        (0.65)       (0.64)       (0.64)       (0.65)
                                              -------      -------       -------      -------      -------      -------
NET ASSET VALUE, END OF PERIOD                $ 11.11      $ 11.26       $ 11.12      $ 11.04      $ 11.71      $ 11.97
                                              =======      =======       =======      =======      =======      =======
Total return (d)                                2.49%(e)     7.30%         6.78%      (0.16)%        3.18%(f)     8.32%
                                              =======      =======       =======      =======      =======      =======
RATIOS TO AVERAGE NET ASSETS:
Expenses (g)                                    0.87%(h)     0.88%         0.81%        0.78%        0.77%        0.75%
Net investment income (g)                       6.18%(h)     5.66%(c)      5.86%        5.82%        5.26%        5.48%
Portfolio turnover rate                           13%(e)       16%(i)        16%(i)       14%(i)       19%(i)        8%(j)
Net assets, end of period (000's)            $199,789     $213,271      $224,950     $253,787     $297,874     $341,780

(a) On July 29, 2002, the existing Fund Class S shares were redesignated Class Z shares.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Effective July 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing and accreting premium and discount on all debt securities. The effect of this change for the year ended June 30, 2002, was to increase the net investment income per share by $0.01 and to increase the ratio of investment income to average net assets from 5.62% to 5.66%. The impact to the net investment income and the net realized and unrealized gain was less than $0.01. Per share data and ratios for periods prior to June 30, 2002, have not been restated to reflect this change in presentation.
(d)  Total return at net asset value assuming all distributions reinvested.
(e)  Not annualized.
(f) 0.50% of the return is attributable to a one time revaluation of a portfolio security reflecting the restructuring of this security. Absent this revaluation, the total return would have been 2.68%.
(g) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(h)  Annualized.
(i)  Portfolio turnover disclosed is for the SR&F High-Yield Municipals
     Portfolio.
(j)  Prior to commencement of operations of the Portfolio.

 TRANSFER AGENT

IMPORTANT INFORMATION ABOUT THIS REPORT
The Transfer Agent for Liberty High Yield Municipal Fund is:


Liberty Funds Services, Inc.
P.O. Box 8081
Boston, MA  02266-8081

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800-345-6611 and additional reports will be sent to you.

This report has been prepared for shareholders of Liberty High Yield Municipal Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the fund and with the most recent copy of the Liberty Funds Performance Update.

Semiannual Report:
Liberty High Yield Municipal Fund

Liberty High Yield Municipal Fund  SEMIANNUAL REPORT, DECEMBER 31, 2002


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LibertyFunds
A Member of Columbia Managment Group

(C)2003 Liberty Funds Distributor, Inc.
A Member of Columbia Management Group
One Financial Center, Boston, MA 02111-2621


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                                                752-03/465M-0103 (02/03) 03/0302